Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventories
Raw materials and consumables	$ 300	$ 347
Work-in-progress	3	6
Finished goods	166	214
Inventories Total	469	567
Borrowings under asset based loan facility	0
Hedging gain included In carrying value of inventory		$ 1
Hedging loss included in carrying value of inventory	$ 1